SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Office furniture and laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, description	Over the shorter of the lease term or useful economic life